PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 522,105	R$ 318,629
Liability assumed after acquisition of company		668
Balance at the end of the year	668,481	522,105
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,912,227	2,531,508
Liability assumed after acquisition of company		929
Current service costs	16,653	10,650
Interest on actuarial liabilities	277,459	263,696
Benefits paid	(174,754)	(199,633)
Member contributions paid	451	220
Actuarial losses (gains) adjusted by experience	144,404	104,856
Actuarial losses (gains) adjusted by demographic assumptions	46,122	(4,863)
Actuarial losses (gains) adjusted by financial assumptions	101,950	204,864
Balance at the end of the year	3,324,512	2,912,227
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	67,148	54,026
Liability assumed after acquisition of company		(12)
Balance at the end of the year	68,368	67,148
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,861,651	1,763,866
Liability assumed after acquisition of company		249
Current service costs	2,931	3,044
Interest on actuarial liabilities	173,842	181,208
Benefits paid	(136,916)	(168,856)
Member contributions paid	451	220
Actuarial losses (gains) adjusted by experience	80,126	(23,613)
Actuarial losses (gains) adjusted by demographic assumptions		(3,320)
Actuarial losses (gains) adjusted by financial assumptions	29,270	108,853
Balance at the end of the year	2,011,355	1,861,651
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	454,957	264,603
Liability assumed after acquisition of company		680
Balance at the end of the year	600,113	454,957
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,050,576	767,642
Liability assumed after acquisition of company		680
Current service costs	13,722	7,606
Interest on actuarial liabilities	103,617	82,488
Benefits paid	(37,838)	(30,777)
Actuarial losses (gains) adjusted by experience	64,278	128,469
Actuarial losses (gains) adjusted by demographic assumptions	46,122	(1,543)
Actuarial losses (gains) adjusted by financial assumptions	72,680	96,011
Balance at the end of the year	R$ 1,313,157	R$ 1,050,576